Trade and other payables (Tables)	9 Months Ended
Sep. 30, 2020
Trade and other payables
Trade and other payables

		As of
In thousands of EUR	Note	September 30, 2020	December 31, 2019
Trade payables		16,924	15,762
Invoices not yet received		19,509	19,292
Accrued employee benefit costs		8,159	7,943
Sundry accruals		7,813	13,441
Trade and Other Payables		52,405	56,438